COSTS AND EXPENSES BY NATURE (Details) - Schedule of payments for leases of low-value assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
COSTS AND EXPENSES BY NATURE (Details) - Schedule of payments for leases of low-value assets [Line Items]
Payments for leases of low-value assets	$ 21,178
Rent concessions recognized directly in profit or loss	(110)
Total	$ 21,068
Restated [Member]
COSTS AND EXPENSES BY NATURE (Details) - Schedule of payments for leases of low-value assets [Line Items]
Payments for leases of low-value assets		$ 31,982	$ 27,929
Rent concessions recognized directly in profit or loss
Total		$ 31,982	$ 27,929